Accounts Receivable, Net - Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Receivables [Abstract]
Accounts receivable - billed	$ 617,712	$ 587,928
Accounts receivable - unbilled	134,523	110,626
Less - allowances	(36,398)	(20,335)
Accounts receivable, net	$ 715,837	$ 678,219